Supplement to Prospectus for Metropolitan Life Separate Account E for Preference Plus Group and Individual Annuity Contracts dated April 30, 1999.

The numbers in the Table of Expenses on B-PPA-6 for the Russell 2000 Index Portfolio of the Metropolitan Fund should read as follows:

Metropolitan Fund Annual Expenses (as a percentage of average net assets)

------------------------------------------------------------------------------------------------------------------------
|                    |   MANAGEMENT    |    OTHER EXPENSES   |   TOTAL EXPENSES  |   OTHER EXPENSES   |   TOTAL EXPENSES
|                    |      FEES       |       WITHOUT       |       WITHOUT     |    AFTER EXPENSE   |   AFTER EXPENSE
|                    |                 |    REIMBURSEMENT    |    REIMBURSEMENT  |    REIMBURSEMENT   |   REIMBURSEMENT
|                    |                 |                     |                   |                    |
------------------------------------------------------------------------------------------------------------------------
|Russell 2000 Index  |       .25       |         .70         |         .95       |         .20        |         .45
|Portfolio(7)        |                 |                     |                   |                    |
------------------------------------------------------------------------------------------------------------------------



                    KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS


May 24, 1999